Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Subordinated debt Lower tier II capital Fixed Rate USD ($)	Mar. 31, 2013 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2012 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2013 Subordinated debt Upper tier II capital Fixed Rate USD ($)	Mar. 31, 2013 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2013 Subordinated debt Upper tier II capital Variable Rate USD ($)	Mar. 31, 2013 Subordinated debt Upper tier II capital Variable Rate INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Variable Rate INR	Mar. 31, 2013 Subordinated debt Upper tier II capital Perpetual debt USD ($)	Mar. 31, 2013 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2012 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2013 Others Fixed Rate USD ($)	Mar. 31, 2013 Others Fixed Rate INR	Mar. 31, 2012 Others Fixed Rate INR	Mar. 31, 2013 Others Variable rate-(1) USD ($)	Mar. 31, 2013 Others Variable rate-(1) INR	Mar. 31, 2012 Others Variable rate-(1) INR	Mar. 31, 2013 Others Variable rate-(2) USD ($)	Mar. 31, 2013 Others Variable rate-(2) INR	Mar. 31, 2012 Others Variable rate-(2) INR
Debt Instrument [Line Items]
Maturity /Call dates, start				2014	2014	2014	2016	2016	2016	2016	2016	2016	2016	2016	2016	2014	2014	2012	2013	2013	2012	2014	2014	2012
Maturity /Call dates, end				2023	2023	2022	2021	2021	2021	2017	2017	2017	2017	2017	2017	2018	2018	2019	2017	2017	2015	2018	2018	2019
Stated interest rates, description										LIBOR+1.2	LIBOR+1.2	LIBOR+1.2
Stated interest rates, margin on LIBOR rate										1.20%	1.20%	1.20%
Stated interest rates													9.92%	9.92%	9.92%
Stated interest rates, minimum				5.90%	5.90%	5.90%	8.70%	8.70%	8.70%							8.00%	8.00%	8.00%	1.30%	1.30%	1.41%	9.75%	9.75%	10.50%
Stated interest rates, maximum				10.70%	10.70%	10.70%	10.85%	10.85%	10.85%							10.30%	10.30%	11.50%	2.94%	2.94%	2.30%	11.10%	11.10%	10.85%
Total	$ 5,414.9	295,219.7	178,366.6	$ 2,389.6	130,280.0	69,810.0	$ 626.5	34,159.0	34,159.0	$ 99.6	5,428.5	5,087.5	$ 36.7	2,000.0	2,000.0	$ 339.0	18,480.2	25,292.4	$ 909.5	49,586.9	31,033.8	$ 1,014.0	55,285.1	10,983.9